Restricted cash	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Restricted cash

11. Restricted cash

The restricted cash is subject to restrictions and are therefore not available for general use by the other entities within the Group. Restricted cash is recognized with a corresponding entry in “Client’s funds held in trust”.